Employee benefits - Summary of provision (Detail) - AUD ($) $ in Thousands	Jun. 30, 2025	Jun. 30, 2024
Disclosure of defined benefit plans [abstract]
Annual leave	$ 390	$ 365
Employee benefits	390	365
Long service leave	37	35
Provisions for employee benefits	$ 427	$ 400